Note 4 - Significant Accounting Judgements, Estimates, and Assumptions	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]

Note 4. Significant Accounting Judgements, Estimates, and Assumptions

The preparation of the consolidated financial statements in conformity with IFRS as issued by the IASB requires management to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the consolidated financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The critical accounting policies which involve significant estimates, assumptions or judgements, the actual outcome of which could have a material impact on the Company’s results and financial position outlined below, are as follows:

Share-based compensation

Management determines costs for share-based payments using market-based valuation techniques. The fair value of the share awards is determined at the date of grant using generally accepted valuation techniques or valuation based on the Company’s fundraising events. Assumptions are made and judgments are used in applying valuation techniques. Prior to the Company’s IPO completed in February 2021, these assumptions and judgments include estimating the fair value for the underlying ordinary share on the warrant grant date, as well as the likelihood of liquidity events such as IPOs. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates as well as the term applied to the expense recognition.

Subsequent to the Company’s IPO completed in February 2021, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. Refer to Note 9 for further detail surrounding share-based compensation.

EIB Loan and EIB Warrant liability

In February 2022, the first tranche related to the Company’s loan agreement with the European Investment Bank (EIB) was drawn down. As part of the loan arrangement warrants were granted to EIB.

The liability is initially recognized at fair value, net of transaction costs incurred (this includes the amount attributable to the warrants (see below). The loan is subsequently measured at amortized cost using the effective interest method. The effective interest rate is determined based on the outstanding amount and the fixed interest payments during the period outstanding and the accumulated payment-in-kind interest payment to be paid upon repayment. The warrants are considered a liability as they can be settled in cash and form part of the overall return to EIB on the financing arrangement and are thus accounted for in accordance with the financial instruments standards IAS 32 and IFRS 9. The liability is measured initially at its fair value. The cost upon initial recognition is accounted for as transaction costs as it is directly linked to the drawdown on each individual tranche of the EIB Loan. The warrant liability is subsequently remeasured at the redemption amount. Significant judgment is made in respect of valuation of the warrants.

Investor Warrants

In December 2023, the Company entered into a Securities Purchase Agreement with the 2023 SPA Investors, for the issuance and sale in a private placement of the Company’s ordinary shares, DKK 1 nominal value represented by ADSs and accompanying 2023 SPA Investor Warrants to purchase ordinary shares represented by ADSs. In accordance with IAS 32, the Company determined that the 2023 SPA Investor Warrants were derivative financial instruments because while they contain no contractual obligation to deliver cash or other financial instruments to the holders other than the Company’s own ordinary shares, the exercise price of the 2023 SPA Investor Warrants were in USD and not the Company’s functional currency. The 2023 SPA Investor Warrants were accounted for in accordance with IFRS 9 and were determined to be liability classified.

In February 2024, the Company entered a 2024 Offering with certain investors, for the issuance and sale in a private placement of the Company’s ordinary shares, DKK 1 nominal value represented by ADSs and accompanying 2024 Investor Warrants to purchase ordinary shares represented by ADSs. In accordance with IAS 32, the Company determined that the 2024 Investor Warrants were derivative financial instruments because while they contain no contractual obligation to deliver cash or other financial instruments to the holders other than the Company’s own ordinary shares, the exercise price of the 2024 Investor Warrants were in USD and not the Company’s functional currency. The 2024 SPA Investor Warrants were accounted for in accordance with IFRS 9 and were determined to be liability classified.

The warrant liability was measured at fair value at initial recognition and subsequently remeasured at fair value each reporting date until either exercised or expired. Significant judgment is made in respect of valuation of the warrants. The fair value of the warrants were determined using a Black-Scholes valuation model, considering relevant inputs, including the expected share price volatility, remaining contractual term, risk-free interest rate and expected dividend.

As a result of the 2024 Warrant Amendment, the exercise price of the 2023 SPA Investor Warrants and the 2024 Investor Warrant was converted from USD to DKK. As the awards are no longer settled in foreign currency, the warrants now meet the fixed for fixed criteria under IAS 32. This resulted in a change of classification of the awards from liability classification to equity classification. Due to the classification change, the derivative liability was reclassified to other reserves at the time of the amendment.

Refer to Note 6 for detailed information on the fair value measurement of the 2023 SPA Investor Warrants and 2024 Investor Warrants, including the significant inputs, and the effect of changes in those inputs.

Leasehold improvements and loan from lessor

A significant judgment was made in respect of determining whether customization of leased premises forms part of the lease or is a leasehold improvement funded by the lessor. See the section “Leasehold improvements and Loan from lessor” in Note 3.

There have been no other changes to the application of critical accounting judgments, or estimation uncertainties regarding accounting estimates.